Black-Scholes weighted-average assumptions used for options granted (Details)	12 Months Ended
Dec. 31, 2013
Risk free interest rate
Optionsgranted on July 1, 2012	0.67%
Optionsgranted on September 1, 2012	0.80%
Optionsgranted on October 1, 2012	0.25%
Optionsgranted on January 1, 2013	0.76%
Optionsgranted on Feb.13, 2013	0.92%
Optionsgranted on March 15, 2013	0.84%
Optionsgranted on June 25, 2013	1.49%
Optionsgranted on December 16, 2013	1.55%
Expected life (years)
Optionsgranted on July 1, 2012	650.00%
Optionsgranted on September 1, 2012	650.00%
Optionsgranted on October 1, 2012	575.00%
Optionsgranted on January 1, 2013	650.00%
Optionsgranted on Feb.13, 2013	650.00%
Optionsgranted on March 15, 2013	650.00%
Optionsgranted on June 25, 2013	650.00%
Optionsgranted on December 16, 2013	650.00%
Dividend yield
Optionsgranted on July 1, 2012	0.00%
Volatility
Optionsgranted on July 1, 2012	158.00%
Optionsgranted on September 1, 2012	153.00%
Optionsgranted on October 1, 2012	147.00%
Optionsgranted on January 1, 2013	138.00%
Optionsgranted on Feb.13, 2013	137.00%
Optionsgranted on March 15, 2013	132.00%
Optionsgranted on June 25, 2013	128.00%
Optionsgranted on December 16, 2013	119.00%